Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	W.L. Lashley & Associates, Inc. [Member]	Common Stock, Class B Common Stock and Preferred Stock [Member]	Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Non-controlling Interest [Member]	Non-controlling Interest [Member] W.L. Lashley & Associates, Inc. [Member]
Beginning balance at Dec. 31, 2022	$ 2,248,278		$ 21,811	$ 973,060	$ (47,710)	$ 1,029,516	$ (87,440)	$ 359,041
Beginning balance (in shares) at Dec. 31, 2022			38,749,887
Net income	634,139					536,337		97,802
Other comprehensive income (loss)	7,906				5,379			2,527
Issuances of restricted shares of common stock			$ 90	(90)
Issuances of restricted shares of common stock (in shares)			180,617
Forfeitures of restricted shares of common stock			$ (7)	7
Forfeitures of restricted shares of common stock (in shares)			(13,796)
Common stock contribution to 401(k) plan	8,862		$ 18	8,844
Common stock contribution to 401(k) plan (in shares)			35,533
Stock issuances from exercise of stock options and employee stock purchase plan	34,003		$ 94	33,909
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)			188,464
Issuance of Class B common stock	200			200
Issuance of Class B common stock (in shares)			632
Retirement of common stock	(7,704)		$ (12)	(7,692)
Retirement of common stock (in shares)			(25,272)
Net proceeds from the sale of Common stock	14,804			13,994			810
Net proceeds from the sale of Common stock (in shares)			45,000
Common stock issued for acquisitions	101,645		$ 140	101,505
Common stock issued for acquisitions (in shares)			280,215
Share-based compensation	29,722			29,722
Dividends declared and paid on common stock	(382,646)					(382,646)
Investment in unconsolidated entity	570							570
Distributions to non-controlling interest	(73,589)							(73,589)
Ending balance at Dec. 31, 2023	2,616,190		$ 22,134	1,153,459	(42,331)	1,183,207	(86,630)	386,351
Ending balance (in shares) at Dec. 31, 2023			39,441,280
Net income	635,740					536,286		99,454
Other comprehensive income (loss)	(26,290)				(17,562)			(8,728)
Issuances of restricted shares of common stock			$ 55	(55)
Issuances of restricted shares of common stock (in shares)			110,160
Forfeitures of restricted shares of common stock			$ (10)	10
Forfeitures of restricted shares of common stock (in shares)			(21,215)
Common stock contribution to 401(k) plan	8,735		$ 10	8,725
Common stock contribution to 401(k) plan (in shares)			20,387
Stock issuances from exercise of stock options and employee stock purchase plan	32,884		$ 71	32,813
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)			142,563
Retirement of common stock	(41,473)		$ (41)	(41,432)
Retirement of common stock (in shares)			(82,377)
Net proceeds from the sale of Common stock	281,751			268,931			12,820
Net proceeds from the sale of Common stock (in shares)			712,000
Common stock issued for acquisitions	752		$ 1	751
Common stock issued for acquisitions (in shares)			1,904
Share-based compensation	36,075			36,075
Dividend reinvestment plan	13,224			12,893			331
Dividend reinvestment plan(in shares)			27,561
Dividends declared and paid on common stock	(423,521)					(423,521)
Distributions to non-controlling interest	(69,829)							(69,829)
Ending balance at Dec. 31, 2024	3,064,238		$ 22,220	1,472,170	(59,893)	1,295,972	(73,479)	407,248
Ending balance (in shares) at Dec. 31, 2024			40,352,263
Net income	587,588					496,994		90,594
Other comprehensive income (loss)	14,397				9,588			4,809
Issuances of restricted shares of common stock			$ 35	(35)
Issuances of restricted shares of common stock (in shares)			71,003
Forfeitures of restricted shares of common stock			$ (6)	6
Forfeitures of restricted shares of common stock (in shares)			(11,548)
Common stock contribution to 401(k) plan	8,743		$ 9	8,734
Common stock contribution to 401(k) plan (in shares)			18,450
Stock issuances from exercise of stock options and employee stock purchase plan	26,130		$ 51	26,079
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)			101,568
Retirement of common stock	(4,975)		$ (6)	(4,969)
Retirement of common stock (in shares)			(12,025)
Common stock issued for acquisitions	3,626		$ 5	3,621
Common stock issued for acquisitions (in shares)			8,436
Share-based compensation	36,380			36,380
Dividend reinvestment plan	21,665		$ 13	21,403			249
Dividend reinvestment plan(in shares)			47,765
Dividends declared and paid on common stock	(473,765)					(473,765)
Investment in unconsolidated entity		$ 999							$ 999
Distributions to non-controlling interest	(62,965)							(62,965)
Ending balance at Dec. 31, 2025	$ 3,222,061		$ 22,321	$ 1,563,389	$ (50,305)	$ 1,319,201	$ (73,230)	$ 440,685
Ending balance (in shares) at Dec. 31, 2025			40,575,912